Employee Benefits - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) yr	Mar. 31, 2019 USD ($) yr	Mar. 31, 2019 GBP (£) yr	Mar. 31, 2018 INR (₨) yr	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)	₨ (1,479.3)	$ (21.4)		₨ 36,090.1
Contribution to defined contribution plans	₨ 11,862.1			₨ 8,995.9	₨ 7,549.5
Pension and post retirement medical plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr	14.41	14.41	14.41	14.51
Expected contributions to funded plans in Fiscal 2020	₨ 966.7
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr	11.0	11.0	11.0	10.7
Expected contributions to funded plans in Fiscal 2020	₨ 179.1
Jaguar Pension Plan [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					120.00%
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	112.00%	112.00%	112.00%	113.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	118.00%	118.00%	118.00%	119.00%
Jaguar Pension Plan [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					110.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	101.00%	101.00%	101.00%	102.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	112.00%	112.00%	112.00%	114.00%
Land Rover Pension Scheme [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					115.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	107.00%	107.00%	107.00%	108.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	112.00%	112.00%	112.00%	113.00%
Land Rover Pension Scheme [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					105.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	103.00%	103.00%	103.00%	102.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	109.00%	109.00%	109.00%	111.00%
Jaguar Executive Pension Plan [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					95.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	94.00%	94.00%	94.00%	95.00%
Jaguar Executive Pension Plan [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor					85.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	84.00%	84.00%	84.00%	85.00%
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr	19.00	19.00	19.00	20.04
Expected contributions to funded plans in Fiscal 2020	₨ 20,187.3
Allowance for long term improvements, per annum	1.25%	1.25%	1.25%
Intended period to eliminate the pension scheme funding deficits	10 years	10 years	10 years
Contribution rate for defined benefit accrual	31.00%	31.00%	31.00%
Expected net periodic pension cost	₨ 15,042.8
Defined benefit pension plan amendment cost/(credit)	₨ 3,799.0	$ 54.9	£ 16.5	₨ (36,090.1)
Jaguar Land Rover Pension plan [member] | Level 1 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	62.00%	62.00%	62.00%	71.00%
Jaguar Land Rover Pension plan [member] | Level 2 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	24.00%	24.00%	24.00%	20.00%
Jaguar Land Rover Pension plan [member] | Level 3 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	14.00%	14.00%	14.00%	9.00%
Jaguar Land Rover Automotive Plc [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)				₨ 36,090.1